Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments
Schedule of classification of financial instruments

(a)	Classification of financial instruments

	2023	2022
	USD	USD
Financial assets at amortized cost

Trade receivables	1,811,626	1,746,141
Amount owing by shareholders	10,000	10,000
Amount owing by related party	108,950	113,650
Other receivables	11,549	87,686
Fixed deposits with financial institutions	681,313	859,902
Cash and bank balances	494,180	684,064
Restricted cash	607,591	350,459
	3,725,209	3,851,902

Financial liabilities at amortized cost

Trade payables	411,066	471,266
Other payables	381,131	1,063,903
Client’s funds held in trust	607,591	350,459
Accruals	58,184	33,986
	1,457,972	1,919,614
Net losses arising on: Financial liabilities measured at amortized cost
Interest expense	7,325	17,381